EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2012-2

Class A-1 0.32976% Asset Backed Notes

Class A-2 0.91% Asset Backed Notes

Class A-3 1.22% Asset Backed Notes

Class B 2.09% Asset Backed Notes

Class C 3.20% Asset Backed Notes

Class D 3.87% Asset Backed Notes

Class E 5.95% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2012-2, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Deutsche Bank as Indenture Trustee, dated as of March 21, 2012. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

September 30,
Collection Period Beginning:	04/01/2012
Collection Period Ending:	04/30/2012
Prev. Distribution/Close Date:	04/16/2012
Distribution Date:	05/15/2012
Days of Interest for Period:	29
Days in Collection Period:	30
Months Seasoned:	2

	September 30,	September 30,	September 30,	September 30,

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	93,750	02/29/2012	03/21/2012	1,428,572,193.75
Total	93,750			1,428,572,193.75

	September 30,	September 30,	September 30,
I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance		{1}	1,399,810,922.09

Monthly principal amounts
{2} Scheduled payments	{2}	14,121,471.02
{3} Prepayments received (partial and full)	{3}	11,234,115.91
{4} Repurchased Receivables	{4}	624,825.78
{5} Defaulted Receivables	{5}	337,337.66
{6} Cram Down Losses	{6}	8,938.94
{7} Other Receivables adjustments	{7}	—

{8} Total Principal distributable amount		{8}	26,326,689.31

{9} End of period aggregate Principal Balance		{9}	1,373,484,232.78

{10} Pool Factor ({9}/ Original Pool Balance)		{10}	0.961438

II. NOTE BALANCE CALCULATION

	0	0	0	0	0	0	0	0	0
		Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{11} Original Note Balance	{11}	247,100,000.00	450,000,000.00	131,460,000.00	135,720,000.00	171,430,000.00	114,290,000.00	57,140,000.00	1,307,140,000.00

{12} Beginning of period Note Balance	{12}	203,744,054.72	450,000,000.00	131,460,000.00	135,720,000.00	171,430,000.00	114,290,000.00	57,140,000.00	1,263,784,054.72
{13} First Allocation of Principal	{13}	—	—	—	—	—	—	—	—
{14} Second Allocation of Principal	{14}	—	—	—	—	—	—	—	—
{15} Third Allocation of Principal	{15}	—	—	—	—	—	—	—	—
{16} Fourth Allocation of Principal	{16}	—	—	—	—	—	—	—	—
{17} Fifth Allocation of Principal	{17}	—	—	—	—	—	—	—	—
{18} Regular Allocation of Principal	{18}	40,179,024.42	—	—	—	—	—	—	40,179,024.42
{19} Optional Purchase payment amount	{19}	—	—	—	—	—	—	—	—
{20} End of period Note Balance	{20}	163,565,030.30	450,000,000.00	131,460,000.00	135,720,000.00	171,430,000.00	114,290,000.00	57,140,000.00	1,223,605,030.30
{21} Note Pool Factors	{21}	0.661939	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	0.936093
{22} Principal payment per $1,000	{22}	162.60	—	—	—	—	—	—	30.74

September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{23} Scheduled principal payments received									{23}	14,121,471.02
{24} Partial and full prepayments received									{24}	11,234,115.91
{25} Liquidation Proceeds									{25}	202,067.99
{26} Repurchased Receivables (principal and interest)									{26}	645,987.53
{27} Interest collected on Receivables									{27}	19,181,156.46
{28} Other amounts received									{28}	168,206.48
{29} Reserve Account Excess Amount									{29}	—
{30} Reserve Account Draw Amount									{30}	—

{31} Total Available Funds										{31}	45,553,005.39

Distributions
{32} Indenture Trustee Fee									{32}	—
{33} Owner Trustee Fee									{33}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{34}	3,499,527.31	—	—	3,499,527.31					{34}	3,499,527.31

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{35}	Class A-1	203,744,054.72	0.32976%	29	Actual/360	54,122.57			{35}	54,122.57
{36}	Class A-2	450,000,000.00	0.91%	30	30/360	341,250.00			{36}	341,250.00
{37}	Class A-3	131,460,000.00	1.22%	30	30/360	133,651.00			{37}	133,651.00

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{38}	Class A-1	—	—	—					{38}	—
{39}	Class A-2	—	—	—					{39}	—
{40}	Class A-3	—	—	—					{40}	—

{41} First Allocation of Principal									{41}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{42}	Class B	135,720,000.00	2.09%	30	30/360	236,379.00			{42}	236,379.00

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{43}	Class B	—	—	—					{43}	—

{44} Second Allocation of Principal									{44}	—

000000	000000	000000	000000	000000	000000	000000	000000	000000	000000
Class C Accrued Note Interest

Class		Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45} Class C		171,430,000.00	3.20%	30	30/360	457,146.67	{45}	457,146.67

Class C Accrued Note Interest

Class		Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46} Class C		—	—	—			{46}	—

{47} Third Allocation of Principal							{47}	—

Class D Accrued Note Interest

Class		Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48} Class D		114,290,000.00	3.87%	30	30/360	368,585.25	{48}	368,585.25

Class D Accrued Note Interest

Class		Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49} Class D		—	—	—			{49}	—

{50} Fourth Allocation of Principal							{50}	—

Class E Accrued Note Interest

Class		Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51} Class E		57,140,000.00	5.95%	30	30/360	283,319.17	{51}	283,319.17

Class E Accrued Note Interest

Class		Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52} Class E		—	—	—			{52}	—

{53} Fifth Allocation of Principal							{53}	—

{54} Reserve Account deposit							{54}	—
{55} Regular Allocation of Principal							{55}	40,179,024.42
{56} Distribution to Residual Interestholder							{56}	—

{57} Total Distribution Amount								{57}	45,553,005.39

IV. RECONCILIATION OF RESERVE ACCOUNT

{58} Beginning of period Reserve Account balance						{58}	28,571,443.88
{59} Deposit to Reserve Account						{59}	—
{60} Release from Reserve Account						{60}	—

{61} End of period Reserve Account balance								{61}	28,571,443.88

{62} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)								{62}	28,571,443.88
{63} Change in Reserve Account balance from prior period								{63}	—

V. OVERCOLLATERALIZATION

Target Overcollateralization (greater of)
{64} (i) 15.00% of the Principal Balance of the Receivables at the end of the Collection Period and								{64}	206,022,634.92
{65} (ii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date								{65}	21,428,582.91

{66} Level I Net Loss Trigger								{66}	No
{67} Target Overcollateralization Amount in the event of a Level I Net Loss Trigger (25.00%)								{67}	343,371,058.20

{68} End of period Principal Balance of the Receivables							{68}	1,373,484,232.78
{69} End of period Note Balance							{69}	1,223,605,030.30
{70} Overcollateralization amount at the end of the Collection Period								{70}	149,879,202.48
{71} Overcollateralization % at the end of the Collection Period								{71}	10.91%

VI. STATISTICAL DATA

							Original	Previous	Current
{72} Principal Balance of the Receivables						{72}	1,428,572,193.75	1,399,810,922.09	1,373,484,232.78
{73} Weighted average coupon of the Receivables						{73}	17.38%	17.40%	17.42%
{74} Weighted average original term of the Receivables						{74}	69.00	69.10	69.11
{75} Weighted average remaining term of the Receivables						{75}	61.00	58.87	58.17
{76} Number of Receivables						{76}	93,750	92,636	91,582

VII. DELINQUENCY

							Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{77} 31-60 days						{77}	4,642	60,945,742.49	4.44%
{78} 61-90 days						{78}	916	12,132,497.26	0.88%
{79} over 90 days						{79}	7	71,644.36	0.01%
{80} Total						{80}	5,565	73,149,884.11	5.33%

VIII. REPOSSESSION INVENTORY

								Units	Dollars
{81} Beginning of period Repossessed Inventory							{81}	25	371,436.70
{82} Vehicles Repossessed in current period							{82}	70	1,046,152.71
{83} Repossessed vehicles sold in current period							{83}	21	299,213.74
{84} Repossessed vehicles reinstated in current period							{84}	5	75,152.00
{85} Repossessed vehicle adjustment in current period							{85}	—	508.49
{86} End of period Repossessed Inventory							{86}	69	1,042,715.18

	September 30,	September 30,
IX. CUMULATIVE NET LOSS RATIO

{87} Receivables becoming Defaulted Receivables during period	{87}	337,337.66
{88} Cram Down Losses occurring during period	{88}	8,938.94
{89} Liquidation Proceeds collected during period	{89}	2,783.00
{90} Net losses during period	{90}	144,288.87

{91} Net losses since Cut-off Date (end of period)	{91}	160,880.92
{92} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{92}	0.01%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2012-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from April 1, 2012 to April 30, 2012. Please refer to the Form ABS-15G filed by the Securitizer on February 14, 2012 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain
Name: Mark McCastlain
Title: Vice President
Date: May 9, 2012